Item 1. Schedule of Investments:

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Putnam Convertible Income-Growth Trust
The fund's portfolio
7/31/05 (Unaudited)

CONVERTIBLE BONDS AND NOTES (62.5%)(a)
	Principal amount	Value

Advertising and Marketing Services (1.0%)

Lamar Advertising Co. cv. sr. notes 2 7/8s, 2010	$6,700,000	$7,018,250

Aerospace and Defense (1.1%)

L-3 Communications Corp. 144A cv. bonds 3s, 2035	3,335,000	3,389,194
United Industrial Corp./New York cv. sr. notes 3 3/4s, 2024	3,800,000	4,422,250

		7,811,444

Airlines (2.0%)

AMR Corp. cv. company guaranty 4 1/4s, 2023	3,900,000	3,763,500
Continental Airlines, Inc. cv. sr. unsub. notes 4 1/2s, 2007	4,300,000	3,789,375
Pinnacle Airlines Corp. 144A cv. sr. notes 3 1/4s, 2025	7,500,000	6,937,500

		14,490,375

Automotive (1.0%)

Lear Corp. cv. company guaranty zero %, 2022	16,200,000	7,452,000

Biotechnology (2.5%)

Amylin Pharmaceuticals, Inc. 144A cv. sr. notes 2 1/2s, 2011	2,500,000	2,087,500
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes 2 1/4s, 2008	3,700,000	3,390,125
Connetics Corp. 144A cv. sr. notes 2s, 2015	4,000,000	3,405,000
CV Therapeutics, Inc. cv. notes 3 1/4s, 2013	2,000,000	2,485,000
Encysive Pharmaceuticals, Inc. 144A cv. sr. notes 2 1/2s, 2012	2,500,000	2,712,500
MGI Pharma, Inc. 144A cv. sr. sub. notes stepped-coupon 1.682s (zero %, 3/2/11) 2024 (STP)	5,350,000	4,059,313

		18,139,438

Broadcasting (1.0%)

Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	8,010,000	6,858,563

Building Materials (2.1%)

Masco Corp. cv. sr. notes Ser. B, zero %, 2031	32,300,000	15,221,375

Cable Television (1.1%)

Charter Communications, Inc. cv. sr. notes 5 7/8s, 2009	2,000,000	1,495,000
Charter Communications, Inc. 144A cv. sr. notes 5 7/8s, 2009	8,425,000	6,044,938

		7,539,938

Communications Equipment (0.8%)

Lucent Technologies, Inc. cv. debs. Ser. A, 2 3/4s, 2023	5,500,000	5,878,125

Computers (3.0%)

Anixter International, Inc. cv. Liquid Yield Option Notes (LYON) Ser. * zero %, 2033	21,000,000	12,258,750
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	2,369,000
Gateway, Inc. 144A cv. sr. notes 2s, 2011	3,500,000	2,747,500
Gateway, Inc. 144A cv. sr. notes 1 1/2s, 2009	2,500,000	2,003,125
Open Solutions, Inc. 144A cv. sr. sub. notes stepped-coupon 1.467s (zero %, 2/2/12) 2035 (STP)	4,000,000	2,210,000

		21,588,375

Conglomerates (1.8%)

Tyco International Group SA cv. company guaranty Ser. A, 2 3/4s, 2018 (Luxembourg)	600,000	803,250
Tyco International Group SA 144A cv. company guaranty Ser. A, 2 3/4s, 2018 (Luxembourg)	8,900,000	11,914,875

		12,718,125

Consumer Finance (1.0%)

Providian Financial Corp. cv. notes 4s, 2008	5,000,000	7,337,500

Consumer Services (0.3%)

FTI Consulting, Inc. 144A cv. sr. sub. notes 3 3/4s, 2012	2,000,000	2,000,000

Electric Utilities (2.5%)

CenterPoint Energy, Inc. cv. sub notes FRN 2s, 2029	327,500	10,932,933
Sierra Pacific Resources cv. notes 7 1/4s, 2010	2,350,000	7,017,688

		17,950,621

Electronics (5.2%)

Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	7,300,000	7,318,250
Flextronics International, Ltd. cv. sub. notes 1s, 2010 (Singapore)	6,800,000	7,080,500
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	12,100,000	11,661,375
Solectron Corp. cv. sr. notes Ser. B, 1/2s, 2034	5,300,000	3,981,625
Vishay Intertechnology, Inc. 144A cv. sub. notes 3 5/8s, 2023	7,300,000	7,254,375

		37,296,125

Energy (3.0%)

CAL Dive International, Inc. 144A cv. sr. notes 3 1/4s, 2025	6,000,000	7,087,500
Halliburton Co. cv. sr. notes 3 1/8s, 2023	5,400,000	8,451,000
Pride International, Inc. cv. sr. notes 3 1/4s, 2033	4,700,000	5,634,125

		21,172,625

Entertainment (1.8%)

Lions Gate Entertainment Corp. 144A cv. sr. bonds 3 5/8s, 2025 (Canada)	5,800,000	5,887,000
Regal Entertainment Group 144A cv. notes 3 3/4s, 2008	5,700,000	7,281,750

		13,168,750

Financial (1.0%)

PMI Group, Inc. (The) cv. debs. 2 1/2s, 2021	6,800,000	7,106,000

Health Care Services (3.7%)

Manor Care, Inc. cv. company guaranty 2 5/8s, 2023	3,800,000	4,878,250
Manor Care, Inc. 144A cv. company guaranty 2 5/8s, 2023	3,500,000	4,493,125
Option Care, Inc. 144A cv. sr. notes 2 1/4s, 2024	3,500,000	4,725,000
Per-Se Technologies, Inc. 144A cv. notes 3 1/4s, 2024	3,500,000	5,005,000
Universal Health Services, Inc. cv. debs. 0.426s, 2020	12,400,000	7,548,500

		26,649,875

Investment Banking/Brokerage (1.0%)

BlackRock, Inc. 144A cv. sr. notes 2 5/8s, 2035	6,900,000	6,925,875

Lodging/Tourism (2.1%)

Hilton Hotels Corp. 144A cv. notes 3 3/8s, 2023	7,500,000	9,215,625
Scientific Games Corp. 144A cv. company guaranty 3/4s, 2024	5,400,000	5,879,250

		15,094,875

Manufacturing (1.3%)

Titan International, Inc. 144A cv. sr. notes 5 1/4s, 2009	7,930,000	9,178,975

Media (1.0%)

Walt Disney Co. (The) cv. sr. notes 2 1/8s, 2023	6,800,000	7,004,000

Medical Technology (2.6%)

Atherogenics, Inc. 144A cv. sr. notes 1 1/2s, 2012	3,720,000	3,031,800
Cytyc Corp. 144A cv. sr. notes 2 1/4s, 2024	3,650,000	3,773,188
EPIX Pharmaceuticals, Inc. cv. sr. notes 3s, 2024	3,300,000	2,532,750
EPIX Pharmaceuticals, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	3,300,250
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s, 2008	7,300,000	5,721,375

		18,359,363

Oil & Gas (1.9%)

Devon Energy Corp. cv. debs. 4.9s, 2008	9,000,000	10,305,000
McMoran Exploration Co. 144A cv. notes 6s, 2008	2,300,000	3,142,375

		13,447,375

Pharmaceuticals (1.0%)

Alza Corp. cv. sub. debs. zero %, 2020	8,000,000	7,030,000

Publishing (0.8%)

Playboy Enterprises, Inc. 144A cv. sr. sub. notes 3s, 2025	6,000,000	5,925,000

Railroads (1.1%)

CSX Corp. cv. debs. zero %, 2021	8,800,000	7,942,000

Restaurants (0.4%)

CKE Restaurants, Inc. 144A cv. sub. notes 4s, 2023	2,000,000	3,102,500

Retail (5.8%)

Dick's Sporting Goods, Inc. cv. sr. notes stepped-coupon 1.606s (zero %, 2/18/09), 2024 (STP)	4,500,000	3,555,000
Dress Barn 144A cv. sr. notes 2 1/2s, 2024	5,100,000	6,738,375
Lowe's Cos., Inc. cv. LYON zero %, 2021	8,200,000	8,927,750
Men's Wearhouse, Inc. (The) cv. sr. notes 3 1/8s, 2023	3,900,000	5,284,500
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon 1.631s (zero %, 3/15/13) 2035 (STP)	8,500,000	3,935,500
Rite Aid Corp. cv. notes 4 3/4s, 2006	7,510,000	7,491,225
TJX Companies, Inc. (The) cv. LYON zero %, 2021	3,700,000	2,969,250
TJX Companies, Inc. (The) 144A cv. LYON zero %, 2021	2,900,000	2,327,250

		41,228,850

Technology (0.8%)

ON Semiconductor Corp. cv. sr. sub. notes zero %, 2024	7,500,000	5,943,750

Technology Services (3.7%)

DST Systems, Inc. 144A cv. sr. notes Ser. A, 4 1/8s, 2023	7,300,000	8,705,250
Fair Isaac Corp. 144A cv. sr. notes 1 1/2s, 2023	7,500,000	7,621,875
Mercury Computer Systems, Inc. 144A cv. sr. notes 2s, 2024	3,000,000	3,236,250
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s, 2024	10,500,000	6,838,125

		26,401,500

Telecommunications (2.5%)

American Tower Corp. cv. sr. notes 3s, 2012	4,300,000	5,466,375
Leucadia National Corp. cv. sr. sub. notes 3 3/4s, 2014	1,200,000	1,246,500
Leucadia National Corp. 144A cv. sr. sub. notes 3 3/4s, 2014	4,000,000	4,155,000
NII Holdings, Inc. cv. sr. notes 2 7/8s, 2034	600,000	902,250
NII Holdings, Inc. 144A cv. sr. notes 2 7/8s, 2034	4,000,000	6,015,000

		17,785,125

Textiles (0.6%)

Armor Holdings, Inc. cv. sr. sub. notes stepped-coupon 2s (zero %, 11/1/11) 2024 (STP)	4,000,000	3,910,000

Total convertible bonds and notes (cost $420,999,564)		$446,676,692

CONVERTIBLE PREFERRED STOCKS (34.9%)(a)
	Shares	Value

Aerospace and Defense (2.4%)

Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	138,800	$17,315,300

Automotive (1.0%)

Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.	165,000	6,888,750

Banking (2.7%)

State Street Corp. 6.75% cv. pfd.	36,700	8,147,694
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	210,500	11,325,532

		19,473,226

Beverage (0.5%)

Constellation Brands, Inc. Ser. A, $1.438 cv. pfd.	80,800	3,373,400

Broadcasting (0.5%)

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	88,000	3,883,000

Building Materials (1.0%)

TXI Capital Trust I $2.75 cv. pfd.	131,100	7,013,850

Chemicals (2.0%)

Celanese Corp. $1.0625 cum. cv. pfd.	251,500	7,073,438
Huntsman Corp. $2.50 cv. pfd.	151,375	7,530,906

		14,604,344

Electric Utilities (2.3%)

FPL Group, Inc. $4.00 units cv. pfd.	130,000	8,498,750
Great Plains Energy, Inc. $2.00 cum. cv. pfd.	300,000	8,137,500

		16,636,250

Financial (2.0%)

Fannie Mae Ser. 04-1, 5.375% cv. pfd.	148	14,073,931

Forest Products and Packaging (1.1%)

Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv. pfd.	326,900	7,723,013

Health Care Services (1.1%)

Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.	128,200	7,980,450

Insurance (6.2%)

Chubb Corp. (The) $1.75 cv. pfd. (S)	407,600	13,247,000
Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.	100,600	7,356,375
MetLife, Inc. Ser. B, $1.594 cv. pfd.	600,000	16,650,000
XL Capital, Ltd. $1.625 cv. pfd. (Cayman Islands)	316,100	7,396,740

		44,650,115

Investment Banking/Brokerage (1.5%)

Lehman Brothers Holdings, Inc. $1.563 cv. pfd. (S)	259,000	6,734,000
Merrill Lynch & Co. Ser. JNC, 6.75% cv. pfd.	102,940	3,783,045

		10,517,045

Medical Technology (1.3%)

Baxter International, Inc. $3.50 cv. pfd.	166,000	9,316,750

Metals (1.3%)

Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	1,400	1,345,575
Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.	7,985	7,674,583

		9,020,158

Natural Gas Utilities (2.0%)

El Paso Corp. 144A 4.99% cv. pfd.	6,550	7,114,086
Southern Union Co. $2.875 cv. pfd.	54,290	4,017,460
Southern Union Co. $2.50 cv. pfd. (S)	61,700	3,131,275

		14,262,821

Oil & Gas (2.5%)

Amerada Hess Corp. $3.50 cv. pfd.	111,600	11,327,400
Chesapeake Energy Corp. 144A $5.00 cum. cv. pfd.	51,535	6,462,850

		17,790,250

Pharmaceuticals (2.2%)

Schering-Plough Corp. $3.00 cv. pfd.	283,500	15,486,188

Photography/Imaging (1.3%)

Xerox Corp. 6.25% cv. pfd.	81,140	9,331,095

Total convertible preferred stocks (cost $229,290,560)		$249,339,936

SHORT-TERM INVESTMENTS (2.4%)(a)
	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	10,600,191	$10,600,191
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)	$6,368,569	6,366,600

Total short-term investments (cost $16,966,791)		$16,966,791

Total investments (cost $667,256,915) (b)		$712,983,419

NOTES

(a)	Percentages indicated are based on net assets of $715,179,850.

(b)

The aggregate identified cost on a tax basis is $667,256,915, resulting in gross unrealized appreciation and depreciation of $69,239,178 and $23,512,674, respectively, or net unrealized appreciation of $45,726,504.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $6,074,703.  The fund received cash collateral of $6,366,600 which is pooled with collateral of other Putnam funds into 26 issues of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $158,023 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $172,464,587 and $171,738,416, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at July 31, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005